Financial instruments and commitments - Currency Risk Effect on Equity and Net Income (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure analysis for 10% strengthening of currency: Increase (decrease) on equity and net income (loss)	$ (826)	$ 1,777
CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure analysis for 10% strengthening of currency: Increase (decrease) on equity and net income (loss)	97	(79)
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure analysis for 10% strengthening of currency: Increase (decrease) on equity and net income (loss)	(247)	1,872
MXN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure analysis for 10% strengthening of currency: Increase (decrease) on equity and net income (loss)	(934)	0
ILS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure analysis for 10% strengthening of currency: Increase (decrease) on equity and net income (loss)	(973)	(1,263)
Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure analysis for 10% strengthening of currency: Increase (decrease) on equity and net income (loss)	$ 1,231	$ 1,247